Other information about investments	12 Months Ended
Dec. 31, 2025
Other information about investments
Other information about investments

37 Other information about investments

Information on Eni’s investments as of December 31, 2025

The following section provides information about Eni’s consolidated subsidiaries as of December 31, 2025.

CONSOLIDATED SUBSIDIARIES

EXPLORATION & PRODUCTION

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni Marine Services SpA	San Donato Milanese (MI)	Italy	Eni SpA	100.00	100.00
Eni Mediterranea Idrocarburi SpA	Gela (CL)	Italy	Eni SpA	100.00	100.00
Eni Mozambico SpA	San Donato Milanese (MI)	Mozambique	Eni SpA	100.00	100.00
Eni Natural Energies Mozambico Srl	San Donato Milanese (MI)	Mozambique	Eni Natural Energies SpA	100.00	100.00
Eni Natural Energies SpA	San Donato Milanese (MI)	Italy	Eni SpA	100.00	100.00
EniProgetti SpA	Venezia Marghera (VE)	Italy	Eni SpA	100.00	100.00
Eni Trade & Biofuels SpA	Rome	Italy	Eni SpA	100.00	100.00
Floaters SpA	San Donato Milanese (MI)	Italy	Eni SpA	100.00	100.00
Società Petrolifera Italiana SpA	San Donato Milanese (MI)	Italy	Eni SpA	99.96	99.96
			Third parties	0.04

OUTSIDE ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Agip Caspian Sea BV	Amsterdam (Netherlands)	Kazakhstan	Eni International BV	100.00	100.00
Agip Energy and Natural Resources (Nigeria) Ltd	Abuja (Nigeria)	Nigeria	Eni International BV	95.00	100.00
			Eni Oil Holdings BV	5.00
Agip Karachaganak BV	Amsterdam (Netherlands)	Kazakhstan	Eni International BV	100.00	100.00
Burren Energy (Bermuda) Ltd	Hamilton (Bermuda)	United Kingdom	Burren Energy Plc	100.00	100.00
Burren Energy Congo Ltd	Road Town (British Virgin Islands)	Republic of the Congo	Burren En. (Berm) Ltd	100.00	100.00
Burren Energy India Ltd	London (United Kingdom)	United Kingdom	Burren Energy Plc	100.00	100.00
Burren Energy Plc	London (United Kingdom)	United Kingdom	Eni UK Holding Plc	99.99	100.00
			Eni UK Ltd	(..)
Eni Abu Dhabi BV	Amsterdam (Netherlands)	United Arab Emirates	Eni International BV	100.00	100.00
Eni Albania BV	Amsterdam (Netherlands)	Albania	Eni Netherlands Hold. BV	100.00	100.00
Eni Algeria Exploration BV	Amsterdam (Netherlands)	Algeria	Eni International BV	100.00	100.00
Eni Algeria Production BV	Amsterdam (Netherlands)	Algeria	Eni International BV	100.00	100.00
Eni Ambalat Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni America Ltd	Dover (USA)	USA	Eni UHL Ltd	100.00	100.00
Eni Argentina Exploración y Explotación SA	Buenos Aires (Argentina)	Argentina	Eni International BV	95.00	100.00
			Eni Oil Holdings BV	5.00
Eni Arguni I Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni Australia BV	Amsterdam (Netherlands)	Australia	Eni International BV	100.00	100.00
Eni Australia Ltd	London (United Kingdom)	Australia	Eni International BV	100.00	100.00

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni BB Petroleum Inc	Dover (USA)	USA	Eni Petroleum Co Inc	100.00	100.00
Eni BTC Ltd	London (United Kingdom)	United Kingdom	Eni International BV	100.00	100.00
Eni Bukat Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni Canada Holding Ltd	Calgary (Canada)	Canada	Eni International BV	100.00	100.00
Eni China BV	Amsterdam (Netherlands)	China	Eni International BV	100.00	100.00
Eni Congo SAU	Pointe-Noire (Republicof the Congo)	Republic of the Congo	Eni E&P Holding BV	100.00	100.00
Eni Côte d'Ivoire Ltd	London (United Kingdom)	Ivory Coast	Eni Lasmo Plc	100.00	100.00
Eni Cyprus Ltd	Nicosia (Cyprus)	Cyprus	Eni International BV	100.00	100.00
Eni East Ganal Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni East Med BV	Amsterdam (Netherlands)	Netherlands	Eni International BV	100.00	100.00
Eni East Sepinggan Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni Energy Alam El Shawish BV	The Hague (Netherlands)	Egypt	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy Arguni I BV	The Hague (Netherlands)	Indonesia	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy Ashrafi BV	The Hague (Netherlands)	Egypt	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy Australia Pty Ltd	Perth (Australia)	Australia	Eni En. Holding NL BV	100.00	100.00
Eni Energy Bonaparte Pty Ltd	Perth (Australia)	Australia	Eni En. Australia Pty Ltd	100.00	100.00
Eni Energy E&P Holding Netherlands BV	The Hague (Netherlands)	Netherlands	Eni En. Holding NL BV	100.00	100.00
Eni Energy East Ganal BV	The Hague (Netherlands)	Indonesia	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy East Sepinggan BV	The Hague (Netherlands)	Indonesia	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy Egypt BV	The Hague (Netherlands)	Egypt	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy Facilities Netherlands BV	The Hague (Netherlands)	Netherlands	Eni Energy NL BV	100.00	100.00
Eni Energy Germany BV	The Hague (Netherlands)	Germany	Eni Energy NL BV	100.00	100.00
Eni Energy Group Holdings Ltd	London (United Kingdom)	United Kingdom	Eni En. Group Midco Ltd	100.00	100.00
Eni Energy Group Ltd	London (United Kingdom)	United Kingdom	Eni International BV	100.00	100.00

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni Energy Group Midco Ltd	London (United Kingdom)	United Kingdom	Eni Energy Group Ltd	100.00	100.00
Eni Energy Holding Netherlands BV	The Hague (Netherlands)	Netherlands	Eni International BV	100.00	100.00
Eni Energy Hydrogen BV	The Hague (Netherlands)	Netherlands	Eni Energy NL BV	100.00	100.00
Eni Energy Jakarta BV	The Hague (Netherlands)	Indonesia	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy Muara Bakau BV	The Hague (Netherlands)	Indonesia	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy Netherlands Administration BV	The Hague (Netherlands)	Netherlands	Eni Energy NL BV	100.00	100.00
Eni Energy Netherlands BV	The Hague (Netherlands)	Netherlands	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy North Ganal BV	The Hague (Netherlands)	Indonesia	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy North West El Amal BV	The Hague (Netherlands)	Egypt	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy Participation Netherlands BV	The Hague (Netherlands)	Netherlands	Eni Energy NL BV	100.00	100.00
Eni Energy Russia BV	Amsterdam (Netherlands)	Netherlands	Eni International BV	100.00	100.00
Eni Energy Touat Holding BV	The Hague (Netherlands)	Netherlands	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Energy West Ganal BV	The Hague (Netherlands)	Indonesia	Eni En. E&P Hold. NL BV	100.00	100.00
Eni Exploration & Production Holding BV	Amsterdam (Netherlands)	Netherlands	Eni International BV	100.00	100.00
Eni Ganal Deepwater Ltd	Hamilton (Bermuda)	Indonesia	Eni Lasmo Plc	100.00	100.00
Eni Ganal Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni Gas & Power LNG Australia BV	Amsterdam (Netherlands)	Australia	Eni International BV	100.00	100.00
Eni Ghana Exploration and Production Ltd	Accra (Ghana)	Ghana	Eni International BV	100.00	100.00
Eni GoM Llc	Dover (USA)	USA	Eni Marketing Inc	100.00	100.00
Eni Hewett Ltd	Aberdeen (United Kingdom)	United Kingdom	Eni UK Ltd	100.00	100.00
Eni In Amenas Ltd	Aberdeen (United Kingdom)	Algeria	Eni Algeria Expl.BV	100.00	100.00
Eni In Salah Ltd	Nassau (Bahamas)	Algeria	Eni IS Exploration Ltd	60.48	100.00
			Eni Algeria Expl.BV	39.52
Eni Indonesia Ltd	London (United Kingdom)	Indonesia	Eni ULX Ltd	100.00	100.00

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni Indonesia Ots 1 Ltd	George Town (Cayman Islands)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni International NA NV Sàrl	Luxembourg (Luxembourg)	United Kingdom	Eni International BV	100.00	100.00
Eni Investments Plc	London (United Kingdom)	United Kingdom	Eni SpA	99.99	100.00
			Eni UK Ltd	(..)
Eni Iraq BV	Amsterdam (Netherlands)	Iraq	Eni International BV	100.00	100.00
Eni IS Exploration Ltd	London (United Kingdom)	United Kingdom	Eni Algeria Expl.BV	100.00	100.00
Eni Isatay BV	Amsterdam (Netherlands)	Kazakhstan	Eni International BV	100.00	100.00
Eni JPDA 03-13 Ltd	London (United Kingdom)	Australia	Eni International BV	100.00	100.00
Eni JPDA 06-105 Pty Ltd	Perth (Australia)	Australia	Eni International BV	100.00	100.00
Eni Kenya BV	Amsterdam (Netherlands)	Kenya	Eni Netherlands Hold. BV	100.00	100.00
Eni Lasmo Plc	London (United Kingdom)	United Kingdom	Eni Investments Plc	99.99	100.00
			Eni UK Ltd	(..)
Eni LNS Ltd	London (United Kingdom)	United Kingdom	Eni UK Ltd	100.00	100.00
Eni Makassar Ltd	Hamilton (Bermuda)	Indonesia	Eni Lasmo Plc	100.00	100.00
Eni Marketing Inc	Dover (USA)	USA	Eni Petroleum Co Inc	100.00	100.00
Eni México S. de RL de CV	Mexico City (Mexico)	Mexico	Eni International BV	99.69	100.00
			Eni Oil Holdings BV	0.31
Eni Middle East Ltd	London (United Kingdom)	United Arab Emirates	Eni ULT Ltd	100.00	100.00
Eni Mozambique LNG Holding BV	Amsterdam (Netherlands)	Netherlands	Eni International BV	100.00	100.00
Eni Muara Bakau BV	Amsterdam (Netherlands)	Indonesia	Eni International BV	100.00	100.00
Eni Natural Energies Congo SAU	Pointe-Noire (Republic of the Congo)	Republic of the Congo	Eni Natural Energies SpA	100.00	100.00
Eni Natural Energies Côte d'Ivoire SA	Abidjan (Ivory Coast)	Ivory Coast	Eni Natural Energies SpA	100.00	100.00
Eni Natural Energies Kenya EPZ Ltd	Kinango (Kenya)	Kenya	Eni Natural Energies SpA	100.00	100.00

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni Natural Energies Vietnam Llc	Ho Chi Minh City (Vietnam)	Vietnam	Eni Natural Energies SpA	100.00	100.00
Eni North Africa BV	Amsterdam (Netherlands)	Libya	Eni International BV	100.00	100.00
Eni North Ganal Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni Oil & Gas Inc	Dover (USA)	USA	Eni America Ltd	100.00	100.00
Eni Oil Algeria Ltd	London (United Kingdom)	Algeria	Eni Lasmo Plc	100.00	100.00
Eni Oil Holdings BV	Amsterdam (Netherlands)	Netherlands	Eni ULX Ltd	100.00	100.00
Eni Oman BV	Amsterdam (Netherlands)	Oman	Eni International BV	100.00	100.00
Eni Peri Mahakam Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni Petroleum Co Inc	Dover (USA)	USA	Eni SpA	60.06	100.00
			Eni International BV	39.94
Eni Petroleum US Llc	Dover (USA)	USA	Eni BB Petroleum Inc	100.00	100.00
EniProgetti Egypt Ltd	Cairo (Egypt)	Egypt	EniProgetti SpA	99.00	100.00
			Eni SpA	1.00
Eni Qatar BV	Amsterdam (Netherlands)	Qatar	Eni International BV	100.00	100.00
Eni RAK BV	Amsterdam (Netherlands)	United Arab Emirates	Eni Netherlands Hold. BV	100.00	100.00
Eni Rapak Deepwater Ltd	Hamilton (Bermuda)	Indonesia	Eni Lasmo Plc	100.00	100.00
Eni Rapak Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni Rovuma Basin BV	Amsterdam (Netherlands)	Mozambique	Eni Mozamb. LNG H. BV	100.00	100.00
Eni Sharjah BV	Amsterdam (Netherlands)	United Arab Emirates	Eni International BV	100.00	100.00
Eni Timor 22-23 BV	Amsterdam (Netherlands)	East Timor	Eni International BV	100.00	100.00
Eni TNS Ltd	Aberdeen (United Kingdom)	United Kingdom	Eni UK Ltd	100.00	100.00
Eni Trading & Shipping Inc	Dover (USA)	USA	Eni Petroleum Co Inc	100.00	100.00
Eni Transporte y Suministro México S. de RL de CV	Mexico City (Mexico)	Mexico	Eni International BV	99.90	100.00
			Eni Oil Holdings BV	0.10
Eni Tunisia BV	Amsterdam (Netherlands)	Tunisia	Eni Netherlands Hold. BV	100.00	100.00
Eni Turkmenistan Ltd	Hamilton (Bermuda)	Turkmenistan	Burren En. (Berm) Ltd	100.00	100.00

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni UHL Ltd	London (United Kingdom)	United Kingdom	Eni ULT Ltd	100.00	100.00
Eni UK Holding Plc	London (United Kingdom)	United Kingdom	Eni Lasmo Plc	99.99	100.00
			Eni UK Ltd	(..)
Eni UK Ltd	London (United Kingdom)	United Kingdom	Eni International BV	100.00	100.00
Eni ULT Ltd	London (United Kingdom)	United Kingdom	Eni Lasmo Plc	100.00	100.00
Eni ULX Ltd	London (United Kingdom)	United Kingdom	Eni ULT Ltd	100.00	100.00
Eni US Operating Co Inc	Dover (USA)	USA	Eni Petroleum Co Inc	100.00	100.00
Eni USA Gas Marketing Llc	Dover (USA)	USA	Eni Marketing Inc	100.00	100.00
Eni USA Inc	Dover (USA)	USA	Eni Oil & Gas Inc	100.00	100.00
Eni Venezuela BV	Amsterdam (Netherlands)	Venezuela	Eni Venezuela E&P H.	100.00	100.00
Eni Venezuela E&P Holding SA	Bruxelles (Belgium)	Belgium	Eni International BV	100.00	100.00
Eni Vietnam BV	Amsterdam (Netherlands)	Vietnam	Eni International BV	100.00	100.00
Eni West Ganal Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Eni West Timor Ltd	London (United Kingdom)	Indonesia	Eni Indonesia Ltd	100.00	100.00
Export LNG Ltd	Hong Kong (Hong Kong)	Hong Kong	Eni SpA	100.00	100.00
First Calgary Petroleums LP	Wilmington (USA)	Algeria	Eni Canada Hold. Ltd	99.99	100.00
			FCP Partner Co ULC	0.01
First Calgary Petroleums Partner Co ULC	Calgary (Canada)	Canada	Eni Canada Hold. Ltd	100.00	100.00
Ieoc Production BV	Amsterdam (Netherlands)	Egypt	Eni International BV	100.00	100.00
Lasmo Sanga Sanga Ltd	Hamilton (Bermuda)	Indonesia	Eni Lasmo Plc	100.00	100.00
Nigerian Agip Exploration Ltd	Abuja (Nigeria)	Nigeria	Eni International BV	99.99	100.00
			Eni Oil Holdings BV	0.01
Production North Sea Netherlands Ltd	Wilmington (USA)	Netherlands	Eni Energy NL BV	100.00	100.00
PT Eni Natural Energies Indonesia	Jakarta (Indonesia)	Indonesia	Eni Natural Energies SpA	99.99	100.00
			ENE Italia	0.01

GLOBAL GAS & LNG PORTFOLIO

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni Global Energy Markets SpA	Rome	Italy	Eni SpA	100.00	100.00
LNG Shipping SpA	San Donato Milanese (MI)	Italy	Eni SpA	100.00	100.00

OUTSIDE ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni España Comercializadora de Gas SAU	Madrid (Spain)	Spain	Eni SpA	100.00	100.00
Eni G&P Trading BV	Amsterdam (Netherlands)	Turkey	Eni Netherlands Hold. BV	100.00	100.00
Eni Gas Liquefaction BV	Amsterdam (Netherlands)	Netherlands	Eni Netherlands Hold. BV	100.00	100.00

Power

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
EniPower SpA	San Donato Milanese (MI)	Italy	Eni SpA	51.00	51.00
			Third parties	49.00
EniPower Mantova SpA	San Donato Milanese (MI)	Italy	EniPower SpA	86.50	44.12
			Third parties	13.50

REFINING AND CHEMICALS

Refining

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Ecofuel SpA	San Donato Milanese (MI)	Italy	Eni SpA	100.00	100.00

OUTSIDE ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni Abu Dhabi Refining & Trading BV	Amsterdam (Netherlands)	Netherlands	Eni International BV	100.00	100.00

Chemicals

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Versalis SpA	San Donato Milanese (MI)	Italy	Eni SpA	100.00	100.00
Finproject SpA	Morrovalle (MC)	Italy	Versalis SpA	100.00	100.00
Novamont SpA	Novara	Italy	Versalis SpA	100.00	100.00
Versalis Oilfield Solutions Srl (former Rewave Srl)	San Donato Milanese (MI)	Italy	Versalis SpA	100.00	100.00

OUTSIDE ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
BioBag Americas Inc	Dunedin (USA)	USA	BioBag International	100.00	100.00
BioBag International AS	Indre Østfold (Norway)	Norway	Novamont SpA	100.00	100.00
Dagöplast AS	Hiiumaa (Estonia)	Estonia	BioBag International	100.00	100.00
Dunastyr Polisztirolgyártó Zártkörûen Mûködõ Részvénytársaság	Budapest (Hungary)	Hungary	Versalis SpA	96.34	100.00
			Versalis Deutsch. GmbH	1.83
			Versalis International SA	1.83
Finproject India Pvt Ltd	Jaipur (India)	India	Versalis Asia Pacific	99.99	100.00
			Finproject SpA	(..)
Finproject Romania Srl	Valea Lui Mihai (Romania)	Romania	Finproject SpA	100.00	100.00
Foam Creations (2008) Inc	Quebec City (Canada)	Canada	Finproject SpA	100.00	100.00
Foam Creations México SA de CV	León (Mexico)	Mexico	Foam Creations (2008)	53.23	100.00
			Finproject SpA	46.77
Novamont France SAS	Paris (France)	France	Novamont SpA	100.00	100.00
Novamont Iberia SLU	Cornellà de Llobregat (Spain)	Spain	Novamont SpA	100.00	100.00
Novamont North America Inc	Shelton (USA)	USA	Novamont SpA	100.00	100.00
Versalis Americas Inc	Dover (USA)	USA	Eni Petroleum Co Inc	100.00	100.00
Versalis Asia Pacific Pte Ltd	Singapore (Singapore)	Singapore	Versalis SpA	100.00	100.00
Versalis Congo Sarlu	Pointe-Noire (Republic of the Congo)	Republic of the Congo	Versalis Oilfield S. Srl	100.00	100.00
Versalis Deutschland GmbH	Eschborn (Germany)	Germany	Versalis SpA	100.00	100.00
Versalis France SAS	Mardyck (France)	France	Versalis SpA	100.00	100.00
Versalis International Côte d'Ivoire Sarlu	Abidjan (Ivory Coast)	Ivory Coast	Versalis Oilfield S. Srl	100.00	100.00

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Versalis International SA	Bruxelles (Belgium)	Belgium	Versalis SpA	59.00	100.00
			Versalis Deutsch. GmbH	23.71
			Dunastyr Zrt	14.43
			Versalis France	2.86
Versalis Kimya Ticaret Limited Sirketi	Istanbul (Turkey)	Turkey	Versalis International SA	100.00	100.00
Versalis México S. de RL de CV	Mexico City (Mexico)	Mexico	Versalis Oilfield S. Srl	99.99	100.00
			Versalis SpA	(..)
Versalis Pacific Trading (Shanghai) Co Ltd	Shanghai (China)	China	Versalis Asia Pacific	100.00	100.00
Versalis UK Ltd	London (United Kingdom)	United Kingdom	Versalis SpA	100.00	100.00

ENILIVE AND PLENITUDE

Enilive

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Enilive SpA	Rome	Italy	Eni SpA	70.00	70.00
			Third parties	30.00
Bioraffineria di Gela SpA	Gela (CL)	Italy	Enilive SpA	100.00	70.00
Enimoov SpA	Rome	Italy	Enilive SpA	100.00	70.00

OUTSIDE ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Aten Oil SLU	Madrid (Spain)	Spain	Enilive Iberia SLU	100.00	70.00
Eni Energy (Shanghai) Co Ltd	Shanghai (China)	China	Enilive SpA	100.00	70.00
Enilive Austria GmbH	Wien (Austria)	Austria	Enilive SpA	75.00	70.83
			Enilive Deutsch. GmbH	25.00
Enilive Benelux BV	Rotterdam (Netherlands)	Netherlands	Enilive SpA	100.00	70.00
Enilive Deutschland GmbH	Munich (Germany)	Germany	Enilive SpA	89.00	73.30
			Eni International BV	11.00
Enilive France Sàrl	Lyon (France)	France	Enilive SpA	100.00	70.00
Enilive Iberia SLU	Alcobendas (Spain)	Spain	Enilive SpA	100.00	70.00
Enilive Marketing Austria GmbH	Wien (Austria)	Austria	Enimoov Austria GmbH	99.99	70.83
			Enilive SpA	(..)
Enilive Schmiertechnik GmbH	Wurzburg (Germany)	Germany	Enilive Deutsch. GmbH	100.00	73.30
Enilive Suisse SA	Lausanne (Switzerland)	Switzerland	Enilive SpA	100.00	70.00
Enilive US Inc	Dover (USA)	USA	Enilive SpA	100.00	70.00
Enimoov Austria GmbH	Wien (Austria)	Austria	Enilive Austria GmbH	100.00	70.83

Plenitude

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni Plenitude SpA Società Benefit	Milan	Italy	Eni SpA	70.00	70.00
			Third parties	30.00
Agrikroton Srl - Società Agricola	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	70.00
Enerkall Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	70.00
Eni Plenitude Miniwind Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	70.00
Eni Plenitude Renewables Italy SpA	Milan	Italy	Eni Plenitude SpA SB	100.00	70.00
Eni Plenitude Società Agricola Bio Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	70.00
Eni Plenitude Solar II Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	70.00
Eni Plenitude Storage Italy Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	70.00
Evolvere Venture SpA	Milan	Italy	Plen. En. Serv. SpA	100.00	70.00
Fotovoltaica Pietramontecorvino Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	70.00
FV4P Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	70.00
Gemsa Solar Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	70.00
GPC Due Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	70.00
Green Parity Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	70.00
Lugo Società Agricola Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	70.00
Plenitude Energy Services SpA	Milan	Italy	Eni Plenitude SpA SB	100.00	70.00
Plenitude On The Road Srl (former Be Charge Srl)	Milan	Italy	Eni Plenitude SpA SB	100.00	70.00
Società Agricola Casemurate Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	70.00
Società Agricola Forestale Pianura Verde Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	70.00
Società Agricola L'Albero Azzurro Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	70.00
Timpe Muzzunetti 2 Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	70.00	49.00
			Third parties	30.00
Wind Salandra Srl	Cesena (FC)	Italy	Eni Plen. Ren. Italy SpA	100.00	70.00

OUTSIDE ITALY
Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Adriaplin Podjetje za distribucijo zemeljskega plina doo Ljubljana	Ljubljana (Slovenia)	Slovenia	Eni Plenitude SpA SB	51.00	35.70
			Third parties	49.00
Aleria Solar SAS	Bastia (France)	France	Eni Plen. Op. Fr. SAS	100.00	70.00
Almazara Solar SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	70.00
Alpinia Solar SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Lux. Sàrl	100.00	70.00
Argenta Energy Llc	Dover (USA)	USA	Eni New Energy US H. Llc	100.00	70.00
Argon SAS	Argenteuil (France)	France	Eni Plen. Op. Fr. SAS	100.00	70.00
Armadura Solar SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	70.00
Athies-Samoussy Solar PV1 SAS	Argenteuil (France)	France	Krypton SAS	100.00	70.00
Athies-Samoussy Solar PV2 SAS	Argenteuil (France)	France	Krypton SAS	100.00	70.00
Athies-Samoussy Solar PV3 SAS	Argenteuil (France)	France	Krypton SAS	100.00	70.00
Athies-Samoussy Solar PV4 SAS	Argenteuil (France)	France	Xenon SAS	100.00	70.00
Athies-Samoussy Solar PV5 SAS	Argenteuil (France)	France	Xenon SAS	100.00	70.00
Atlante Solar SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	70.00
Azursol Est SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Azursol Sud SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Belle Magiocche Solaire SAS	Bastia (France)	France	Eni Plen. Op. Fr. SAS	100.00	70.00
Boceto Solar SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	70.00
Brazoria Class B Member Llc	Dover (USA)	USA	Eni New Energy US Inc	100.00	70.00
Brazoria County Solar Project Llc	Dover (USA)	USA	Brazoria HoldCo Llc	100.00	66.05
Brazoria HoldCo Llc	Dover (USA)	USA	Brazoria Class B	94.36	66.05
			Third parties	5.64
Brown Chapel Energy Llc	Dover (USA)	USA	Eni New Energy US H. Llc	100.00	70.00
BT Kellam Solar Llc	Austin (USA)	USA	Kellam Tax Eq. Partn.	100.00	65.73
Burlington Energy Llc	Dover (USA)	USA	Eni New Energy US H. Llc	100.00	70.00
Cattlemen Class A Llc	Dover (USA)	USA	Eni New Energy US Inc	100.00	70.00
Centrale Eolienne de la Verte Epine SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Eolienne de l'Orvin SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Eolienne des Ailes de Foulzy SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Eolienne de Viersat SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Eolienne du Pays entre Madon et Moselle SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	91.00	63.70
			Third parties	9.00
Centrale Eolienne la Garenne SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Eolienne Largeasse SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Eolienne le Mont de Malan SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Eolienne les Hauts Chemins SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Eolienne Neo Avel SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Eolienne Terrajeaux SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Photovoltaique de Mer SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Antugnac 2 SAS	Levallois-Perret (France)	France	Plen. Prod. France SAS	100.00	70.00
Centrale Solaire Arue 1 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Arue 2 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Arue 3 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Cessieu Nord Isere SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Corbas 1 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Centrale Solaire Corbas 3 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Helys SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	60.00	42.00
			Third parties	40.00
Centrale Solaire le Bernardan 2 SAS	Levallois-Perret (France)	France	Plen. Prod. France SAS	100.00	70.00
Centrale Solaire les Huchanes SAS	Levallois-Perret (France)	France	Plen. Prod. France SAS	100.00	70.00
Centrale Solaire Morcenx 1 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Morcenx 2 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Morhange 2 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Orion 6 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Orion 8 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Orion 9 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Orion 10 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Orion 11 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Orion 12 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Orion 18 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Orion 19 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Orion 20 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Orion 21 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Orion 24 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Orion 26 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Orion 28 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Orion 31 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Orion 34 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Orion 38 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Orion 43 SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Orion 50 SAS	Levallois-Perret (France)	France	Plen. Prod. France SAS	100.00	70.00
Centrale Solaire Poullignac SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	86.51	60.55
			Third parties	13.49
Centrale Solaire Saint Avit SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrale Solaire Valenciennes Aerodrome SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Centrales Solaires Delta SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Chapitel Solar SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	70.00
Chimney Creek Energy Llc	Dover (USA)	USA	Eni New Energy US H. Llc	100.00	70.00
Corazon Energy Class B Llc	Dover (USA)	USA	Eni New Energy US Inc	100.00	70.00
Corazon Energy Llc	Dover (USA)	USA	Corazon Tax Eq. Part. Llc	100.00	66.81
Corazon Tax Equity Partnership Llc	Dover (USA)	USA	Corazon En. Class B Llc	95.45	66.81
			Third parties	4.55
Cornisa Solar SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	70.00
Daviess County Energy Llc	Dover (USA)	USA	Eni New Energy US H. Llc	100.00	70.00
Delta Stockage SAS	Levallois-Perret (France)	France	Plen. Prod. France SAS	70.00	49.00
			Third parties	30.00
Eagle Springs Energy Llc	Dover (USA)	USA	Eni New Energy US H. Llc	100.00	70.00
Ekain Renovables SLU	Madrid (Spain)	Spain	Eni Plen. T. S. Spain	100.00	70.00
Emery Bull Creek Energy Llc	Dover (USA)	USA	Eni New Energy US H. Llc	100.00	70.00
Enera Conseil SAS	Levallois-Perret (France)	France	Eni Plenitude France SAS	100.00	70.00
Energías Ambientales de Outes SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	70.00

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni New Energy US Holding Llc	Dover (USA)	USA	Eni New Energy US Inc	99.00	70.00
			Eni New Energy US Inv.Inc	1.00
Eni New Energy US Inc	Dover (USA)	USA	Eni Plenitude SpA SB	100.00	70.00
Eni New Energy US Investing Inc	Dover (USA)	USA	Eni New Energy US Inc	100.00	70.00
Eni Plenitude France SAS (former Eni Gas & Power France SA)	Levallois-Perret (France)	France	Eni Plenitude SpA SB	100.00	70.00
Eni Plenitude Iberia SLU	Santander (Spain)	Spain	Eni Plenitude SpA SB	100.00	70.00
Eni Plenitude Investment Colombia SAS	Bogotà (Colombia)	Colombia	Eni Plen. Ren. Italy SpA	100.00	70.00
Eni Plenitude Investment Spain SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Italy SpA	100.00	70.00
Eni Plenitude Operations France SAS	Argenteuil (France)	France	Eni Plen. Ren. Lux. Sàrl	100.00	70.00
Eni Plenitude Renewables Australia Pty Ltd (former Eni New Energy Australia Pty Ltd)	Perth (Australia)	Australia	Eni Plenitude SpA SB	100.00	70.00
Eni Plenitude Renewables Batchelor Pty Ltd (former Eni New Energy Batchelor Pty Ltd)	Perth (Australia)	Australia	Eni Plen Ren Aus. Pty Ltd	100.00	70.00
Eni Plenitude Renewables France SAS	Argenteuil (France)	France	Eni Plen. Ren. Lux. Sàrl	100.00	70.00
Eni Plenitude Renewables Hellas Single Member SA	Athens (Greece)	Greece	Eni Plenitude SpA SB	100.00	70.00
Eni Plenitude Renewables Holding BV (former Eni Energy Solutions BV)	Amsterdam (Netherlands)	Netherlands	Eni Plenitude SpA SB	100.00	70.00
Eni Plenitude Renewables Katherine Pty Ltd (former Eni New Energy Katherine Pty Ltd)	Perth (Australia)	Australia	Eni Plen Ren Aus. Pty Ltd	100.00	70.00
Eni Plenitude Renewables Luxembourg Sàrl	Luxembourg (Luxembourg)	Luxembourg	Eni Plenitude SpA SB	100.00	70.00
Eni Plenitude Renewables Manton Dam Pty Ltd (former Eni New Energy Manton Dam Pty Ltd)	Perth (Australia)	Australia	Eni Plen Ren Aus. Pty Ltd	100.00	70.00
Eni Plenitude Renewables Spain SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	63.67	70.00
			Eni Plen. Ren. Lux. Sàrl	30.05
			Energías Amb. de Outes	6.28
Eni Plenitude Rooftop France SAS	Argenteuil (France)	France	Eni Plen. Ren. Lux. Sàrl	100.00	70.00
Eni Plenitude Technical Services Colombia SAS	Bogotà (Colombia)	Colombia	Eni Plen. Ren. Italy SpA	60.00	42.00
			Third parties	40.00
Eni Plenitude Technical Services Romania Srl	Cluj-Napoca (Romania)	Romania	Eni Plen. Ren. Italy SpA	100.00	70.00
Eni Plenitude Technical Services Spain SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Italy SpA	100.00	70.00
Eolica Cuellar de la Sierra SLU	Madrid (Spain)	Spain	Eni Plen. Inv. Spain SLU	100.00	70.00
Eoliennes Chemin Vert SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Eoliennes Courcome SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Estanque Redondo Solar SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Lux. Sàrl	100.00	70.00
Five Mile Energy Llc	Dover (USA)	USA	Eni New Energy US H. Llc	100.00	70.00
Flat Bayou Energy Llc	Dover (USA)	USA	Eni New Energy US H. Llc	100.00	70.00
Fortaleza Solar SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	70.00
Fotovoltaica Fotozar 5 SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Spain SLU	100.00	70.00
Fotovoltaica Fotozar 6 SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Spain SLU	100.00	70.00
Garita Solar SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	70.00
Gas Supply Company Thessaloniki - Thessalia SA	Thessaloniki (Greece)	Greece	Eni Plenitude SpA SB	100.00	70.00
Golden Acres Energy Llc	Dover (USA)	USA	Eni New Energy US H. Llc	100.00	70.00

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Granville Invest SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	70.00
Guajillo Energy Storage Llc	Dover (USA)	USA	Eni New Energy US H. Llc	100.00	70.00
Hanks Crossing Energy Llc	Dover (USA)	USA	Eni New Energy US H. Llc	100.00	70.00
Holding Lanas Solar Sàrl	Argenteuil (France)	France	Eni Plen. Op. Fr. SAS	100.00	70.00
Huisache Solar Llc	Dover (USA)	USA	Eni New Energy US H. Llc	100.00	70.00
Inveese SAS	Bogotá (Colombia)	Colombia	Eni Plen. Inv. Colombia	75.00	52.50
			Third parties	25.00
Kellam Solar Class B Llc	Dover (USA)	USA	Eni New Energy US Inc	100.00	70.00
Kellam Tax Equity Partnership Llc	Dover (USA)	USA	Kellam Solar Class B	93.90	65.73
			Third parties	6.10
Killington SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	70.00
Krypton SAS	Argenteuil (France)	France	Eni Plen. Op. Fr. SAS	100.00	70.00
Ladronera Solar SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	70.00
Lanas Solar SAS	Argenteuil (France)	France	Holding Lanas Solar Sàrl	100.00	70.00
Lone Pine Energy Llc	Dover (USA)	USA	Eni New Energy US H. Llc	100.00	70.00
Maristella Directorship SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Spain SLU	100.00	70.00
Membrio Solar SLU	Lodosa (Spain)	Spain	Eni Plen. Ren. Lux. Sàrl	100.00	70.00
Miburia Trade SLU	Madrid (Spain)	Spain	Eni Plen. T. S. Spain	100.00	70.00
Muddy Creek Energy Llc	Dover (USA)	USA	Eni New Energy US H. Llc	100.00	70.00
Olea Solar SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Lux. Sàrl	100.00	70.00
Parc Eolien des Avaloirs SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
Plenitude Kazakhstan Llp (former Arm Wind Llp)	Astana (Kazakhstan)	Kazakhstan	Eni Plen. Ren. Hold. BV	100.00	70.00
Plenitude Production France SAS	Levallois-Perret (France)	France	Eni Plenitude SpA SB	100.00	70.00
Plenitude Zephyr France SAS	Levallois-Perret (France)	France	Plen. Prod. France SAS	100.00	70.00
Plumlee SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	70.00
POP Solar SAS	Argenteuil (France)	France	Eni Plen. Ren. Lux. Sàrl	100.00	70.00
Quiver River Energy Llc	Dover (USA)	USA	Eni New Energy US H. Llc	100.00	70.00
Renopool 1 SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Spain SLU	100.00	70.00
Richwood Invest SLU	Madrid (Spain)	Spain	Eni Plenitude SpA SB	100.00	70.00
Sandrini 100 Class B Member Llc	Dover (USA)	USA	Eni New Energy US Inc	100.00	70.00
Sandrini 200 Class B Member Llc	Dover (USA)	USA	Eni New Energy US Inc	100.00	70.00
Sandrini BESS Class B Member Llc	Dover (USA)	USA	Eni New Energy US Inc	100.00	70.00
SASU PV Les Poulettes SAS	Levallois-Perret (France)	France	Plen. Zephyr France SAS	100.00	70.00
SKGRPV1 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	70.00
SKGRPV2 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	70.00

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
SKGRPV3 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	70.00
SKGRPV4 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	70.00
SKGRPV5 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	70.00
SKGRPV6 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	70.00
SKGRPV7 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	70.00
SKGRPV8 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	70.00
SKGRPV9 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	70.00
SKGRPV12 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	70.00
SKGRPV13 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	70.00
SKGRPV14 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	70.00
SKGRPV15 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	70.00
SKGRPV16 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	70.00
SKGRPV17 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	70.00
SKGRPV19 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	70.00
SKGRPV20 Single Member Private Company	Athens (Greece)	Greece	Eni Plen. Renew. Hellas	100.00	70.00
South Triangle Energy Llc	Dover (USA)	USA	Eni New Energy US H. Llc	100.00	70.00
Tallahatchie Energy Llc	Dover (USA)	USA	Eni New Energy US H. Llc	100.00	70.00
Tantalio Renovables SLU	Madrid (Spain)	Spain	Eni Plen. Ren. Spain SLU	100.00	70.00
Timber Road Blue Harvest Class A Llc	Dover (USA)	USA	Eni New Energy US Inc	100.00	70.00
Turner Creek Energy Llc	Dover (USA)	USA	Eni New Energy US H. Llc	100.00	70.00
Watertown Energy Llc	Dover (USA)	USA	Eni New Energy US H. Llc	100.00	70.00
Wind Grower SLU	Ourense (Spain)	Spain	Eni Plen. T. S. Spain	100.00	70.00
Wind Hero SLU	Ourense (Spain)	Spain	Eni Plen. T. S. Spain	100.00	70.00
Xenon SAS	Argenteuil (France)	France	Eni Plen. Op. Fr. SAS	100.00	70.00

CORPORATE AND OTHER ACTIVITIES

Corporate and financial companies

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Agenzia Giornalistica Italia SpA	Rome	Italy	Eni SpA	100.00	100.00
D-Share SpA	San Donato Milanese (MI)	Italy	AGI SpA	100.00	100.00
EniBioCh4in Aprilia Srl	San Donato Milanese (MI)	Italy	EniBioCh4in SpA	100.00	85.00
EniBioCh4in Grupellum Società Agricola Srl	San Donato Milanese (MI)	Italy	EniBioCh4in SpA	98.00	83.30
			Third parties	2.00
EniBioCh4in Jonica Srl	San Donato Milanese (MI)	Italy	EniBioCh4in SpA	100.00	85.00
EniBioCh4in Pannellia BioGas Srl Società Agricola	San Donato Milanese (MI)	Italy	EniBioCh4in SpA	100.00	85.00
EniBioCh4in Po Energia Srl Società Agricola	San Donato Milanese (MI)	Italy	EniBioCh4in SpA	100.00	85.00
EniBioCh4in Quadruvium Srl Società Agricola	San Donato Milanese (MI)	Italy	EniBioCh4in SpA	100.00	85.00
EniBioCh4in SpA	San Donato Milanese (MI)	Italy	Enilive SpA	50.00	85.00
			Eni SpA	50.00
Eni Corporate University SpA	San Donato Milanese (MI)	Italy	Eni SpA	100.00	100.00
Eni Insurance SpA	Rome	Italy	Eni SpA	100.00	100.00
EniServizi SpA	San Donato Milanese (MI)	Italy	Eni SpA	100.00	100.00
Eniverse Ventures Srl	San Donato Milanese (MI)	Italy	Eni SpA	100.00	100.00
Enivibes Srl	Vimodrone (MI)	Italy	Eniverse	76.00	76.00
			Third parties	24.00
Servizi Aerei SpA	San Donato Milanese (MI)	Italy	Eni SpA	100.00	100.00

OUTSIDE ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Banque Eni SA	Bruxelles (Belgium)	Belgium	Eni International BV	99.90	100.00
			Eni Oil Holdings BV	0.10
Eni International BV	Amsterdam (Netherlands)	Netherlands	Eni SpA	100.00	100.00
Eni International Resources Ltd	London (United Kingdom)	United Kingdom	Eni SpA	99.99	100.00
			Eni UK Ltd	(..)
Eni Netherlands Holding BV	Amsterdam (Netherlands)	Netherlands	Eni International BV	100.00	100.00
Eni Next Llc	Dover (USA)	USA	Eni Petroleum Co Inc	100.00	100.00

Other activities

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Eni Rewind SpA	San Donato Milanese (MI)	Italy	Eni SpA	99.99	100.00
			Third parties	(..)

JOINT OPERATIONS

EXPLORATION & PRODUCTION

OUTSIDE ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
NOGAT BV	The Hague (Netherlands)	Netherlands	Eni En. Holding NL BV	15.00	15.00
			Third parties	85.00

GLOBAL GAS & LNG PORTFOLIO AND POWER

OUTSIDE ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Blue Stream Pipeline Co BV	Amsterdam (Netherlands)	Russia	Eni International BV	50.00	74.62	(a)
			Third parties	50.00
Damietta LNG (DLNG) SAE	Damietta (Egypt)	Egypt	Eni Gas Liquef. BV	50.00	50.00
			Third parties	50.00
DLNG Service SAE	Damietta (Egypt)	Egypt	Damietta LNG	98.00	50.00
			Eni Gas Liquef. BV	1.00
			Third parties	1.00
GreenStream BV	Amsterdam (Netherlands)	Libya	Eni North Africa BV	50.00	50.00
			Third parties	50.00

(a) Equity ratio equal to the Eni's working interest.

POWER

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Società EniPower Ferrara Srl	San Donato Milanese (MI)	Italy	EniPower SpA	51.00	26.01
			Third parties	49.00

REFINING AND CHEMICALS

Refining

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Costiero Gas Livorno SpA	Livorno	Italy	Ecofuel SpA	65.00	65.00
			Third parties	35.00
Raffineria di Milazzo ScpA	Milazzo (ME)	Italy	Eni SpA	50.00	50.00
			Third parties	50.00

OUTSIDE ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Supermetanol CA	Jose Puerto La Cruz (Venezuela)	Venezuela	Ecofuel SpA	34.51	50.00	(a)
			Supermetanol CA	30.07
			Third parties	35.42

(a) Equity ratio equal to the Eni's working interest.

ENILIVE AND PLENITUDE

ENILIVE

OUTSIDE ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
Bayernoil Raffineriegesellschaft mbH	Vohburg (Germany)	Germany	Enilive Deutsch. GmbH	20.00	14.66
			Third parties	80.00

CORPORATE AND OTHER ACTIVITIES

Other activities

IN ITALY

Company name	Registered office	Country of operation	Shareholders	% Ownership	% Equity ratio
HEA SpA	Bologna	Italy	Eni Rewind SpA	50.00	50.00
			Third parties	50.00

Information on Eni’s consolidated subsidiaries with significant non-controlling interest

The following section provides information about economic, equity and financial data, gross of intragroup elisions, relating to Enilive Group, 70% owned by Eni, the Plenitude Group, 70% owned by Eni, and EniPower group, 51% owned by Eni. The ownership of the non-controlling interest corresponds to voting rights.

	Enilive Group	Plenitude Group		EniPower Group
(€ million)	2025	2025	2024	2025	2024
Non controlling interest (%)	30.00	30.00	7.58	49.00	49.00
Current assets	5,607	3,725	4,571	851	695
Non-current assets	4,683	12,053	11,185	927	934
Current liabilities	5,605	4,482	4,626	839	709
Non-current liabilities	1,786	5,351	5,156	29	31

Revenues	19,120	10,168	10,179	1,142	962
Profit	344	(3)	803	126	167
Total comprehensive income	268	(158)	821	126	167

Net cash provided by operating activities	771	1,196	916	206	178
Net cash used in investing activities	(542)	(1,206)	(1,389)	(77)	(92)
Net cash used in financing activities	435	(13)	(85)	1	(18)
Net increase (decrease) in cash and cash equivalents	773	104	(23)	21	(9)
Profit attributable to non-controlling interest	87	6	54	64	85
Dividends paid to minority interest	212	9	5	56	41

Equity pertaining to non-controlling interests as of December 31, 2025, amounted to €4,847 million (€2,863 million December 31, 2024) and includes the perpetual subordinated bond of Eni Marine Services SpA of €1,701 million. More information is reported in note 26 – Equity – Non-controlling interest.

Changes in the ownership interest without loss of control

On March 6, 2025, Eni and the private equity fund KKR finalized KKR's investment in a 25% minority stake in its subsidiary Enilive, with total proceeds for Eni of €2,968 million, including a capital increase of €500 million. Subsequently, on April 11, 2025, Eni and KKR completed a similar transaction for an additional 5% investment for approximately €601 million. Following the transaction, KKR holds a total stake of 30% of Enilive’s share capital.

On March 31, 2025, Energy Infrastructure Partners (EIP) completed an increase in Plenitude's share capital, reaching a total stake of 10%. EIP's increase was achieved through a capital increase of approximately €209 million, which, taking into account the of €588 million paid in March 2024, brings the total investment to approximately €800 million. On November 4, Eni and the private equity fund Ares Capital finalized an investment in a 20% minority stake in Plenitude for €2,003 million.

Principal joint ventures, joint operations and associates as of December 31, 2025

Company name	Registered office	Country of operation	Segment	% ownership	% equity ratio
Joint venture
2023 Sol IX Llc	Wilmington (USA)	USA	Plenitude	73.62	73.62
Azule Energy Holdings Ltd	London (United Kingdom)	United Kingdom	Exploration & Production	50.00	50.00
Cardón IV SA	Caracas (Venezuela)	Venezuela	Exploration & Production	50.00	50.00
Eni CCUS Holding Ltd	London (United Kingdom)	United Kingdom	Exploration & Production	50.01	50.01
E&E Algeria Touat BV	The Hague (Netherlands)	Algeria	Exploration & Production	66.00	66.00
GreenIT SpA	San Donato Milanese (MI) (Italy)	Italy	Plenitude	51.00	51.00
Mozambique Rovuma Venture SpA	San Donato Milanese (MI) (Italy)	Mozambique	Exploration & Production	35.71	35.71
Saipem SpA	Milan (Italy)	Italy	Corporate and financial companies	21.19	21.80
SeaCorridor Srl	San Donato Milanese (MI) (Italy)	Italy	Global Gas & LNG Portfolio	50.10	50.10
St. Bernard Renewables Llc	Wilmington (USA)	USA	Enilive	50.00	50.00
Vårgrønn AS	Stavanger (Norway)	Norway	Plenitude	65.00	65.00
Joint Operation
Damietta LNG (DLNG) SAE	Damietta (Egypt)	Egypt	Global Gas & LNG Portfolio	50.00	50.00
GreenStream BV	Amsterdam (Netherlands)	Libya	Global Gas & LNG Portfolio	50.00	50.00
Blue Stream Pipeline Co BV	Amsterdam(Netherlands)	Russia	Global Gas & LNG Portfolio	50.00	50.00
Associates
ADNOC Global Trading Ltd	Abu Dhabi (United Arab Emirates)	United Arab Emirates	Refining	20.00	20.00
Abu Dhabi Oil Refining Company (Takreer)	Abu Dhabi (United Arab Emirates)	United Arab Emirates	Refining	20.00	20.00
Coral FLNG SA	Maputo (Mozambique)	Mozambique	Exploration & Production	25.00	25.00
Ithaca Energy Plc	London (United Kingdom)	United Kingdom	Exploration & Production	35.92	35.92
QatarEnergy LNG NFE (5)	Doha (Qatar)	Qatar	Exploration & Production	25.00	25.00
Vår Energi ASA	Sandnes (Norvegia)	Norway	Exploration & Production	63.04	63.04

Main line items of profit and loss and balance sheet related to the joint ventures, represented by the amounts included in the reports accounted under IFRS of each company, are provided in the table below:

	2025
(€ million)	Azule Energy Holdings Ltd	St. Bernard Renewables Llc	E&E Algeria Touat BV	Saipem SpA	SeaCorridor Srl
Current assets	3,394	395	117	9,122	114
- of which cash and cash equivalent	507	23	56	1,707	80
Non-current assets	21,678	1,310	1,224	5,425	578
Total assets	25,072	1,705	1,341	14,547	692
Current liabilities	4,295	116	33	8,393	93
- of which current financial liabilities	1,744	116		1,012	29
Non-current liabilities	9,657	309	291	3,410	140
- of which non-current financial liabilities	4,956	308		2,094	123
Total liabilities	13,952	425	324	11,803	233
Net equity	11,120	1,280	1,017	2,744	459
Eni’s share of the investment (%)	50.00	50.00	66.00	21.80	50.10
Goodwill, Group capital gains and perpetual subordinated bonds	(926)	17		(17)	181
Book value of the investment	4,634	657	671	581	411

Revenues and other income	3,917	999	287	15,508	343
Operating expense	(822)	(961)	(90)	(13,792)	(44)
Other operating profit (loss)	(47)	(75)
Depreciation, amortization and impairments	(2,188)	(57)	(88)	(1,037)	(47)
Operating profit (loss)	860	(94)	109	679	252
Finance income (expense)	(268)	2	(3)	(189)	(1)
Income (expense) from investments	289	(24)		28	28
Profit (loss) before income taxes	881	(116)	106	518	279
Income taxes	(238)		(53)	(207)	(214)
Profit (loss)	643	(116)	53	311	65
Other comprehensive income (loss)	(1,212)	(182)	(115)	156	(24)
Total other comprehensive income (loss)	(569)	(298)	(62)	467	41
Profit (loss) attributable to Eni	415	(58)	35	71	32

Dividends received from the joint venture	386			72	95

	2024
(€ million)	Azule Energy Holdings Ltd	St. Bernard Renewables Llc	E&E Algeria Touat BV	Saipem SpA	SeaCorridor Srl
Current assets	3,181	313	130	9,675	134
- of which cash and cash equivalent	549	72	55	2,158	89
Non-current assets	23,042	1,577	1,497	4,844	580
Total assets	26,223	1,890	1,627	14,519	714
Current liabilities	3,505	99	54	8,564	126
- of which current financial liabilities	1,182			796
Non-current liabilities	9,796	217	376	3,431	15
- of which non-current financial liabilities	3,297	215		2,220	1
Total liabilities	13,301	316	430	11,995	141
Net equity	12,922	1,574	1,197	2,524	573
Eni’s share of the investment (%)	50.00	50.00	54.00	21.61	50.10
Goodwill, Group capital gains and perpetual subordinated bonds	(1,250)	19		(17)	198
Book value of the investment	5,211	806	646	528	485

Revenues and other income	4,961	1,220	290	14,552	332
Operating expense	(1,261)	(1,134)	(98)	(13,224)	(45)
Other operating profit (loss)		(93)		1
Depreciation, amortization and impairments	(1,479)	(72)	(105)	(723)	(44)
Operating profit (loss)	2,221	(79)	87	606	243
Finance income (expense)	(474)	(11)		(85)	6
Income (expense) from investments	208			(25)	29
Profit (loss) before income taxes	1,955	(90)	87	496	278
Income taxes	(751)		(13)	(190)	(189)
Profit (loss)	1,204	(90)	74	306	89
Other comprehensive income (loss)	572	99	72	(124)	11
Total other comprehensive income (loss)	1,776	9	146	182	100
Profit (loss) attributable to Eni	602	(45)	40	75	45

Dividends received from the joint venture	427				95

The results for the year and the comprehensive income of the significant joint ventures are shown below:

	2025
(€ million)	2023 Sol IX Llc	GreenIT SpA	Mozambique Rovuma Venture SpA	Cardón IV SA	Vårgrønn AS
Profit (loss)		5	100	125	(54)
Other comprehensive income (loss)	(24)	(1)	(131)	(87)	(42)
Total other comprehensive income (loss)	(24)	4	(31)	38	(96)

	2024
(€ million)	2023 Sol IX Llc	GreenIT SpA	Mozambique Rovuma Venture SpA	Cardón IV SA	Vårgrønn AS
Profit (loss)	1	4	47	(18)	(57)
Other comprehensive income (loss)	8	(2)	64	47	26
Total other comprehensive income (loss)	9	2	111	29	(31)

Main line items of profit and loss and balance sheet related to the associates represented by the amounts included in the reports accounted under IFRS of each company are provided in the table below:

	2025
(€ million)	Abu Dhabi Oil Refining Company (TAKREER)	Vår Energi ASA	Ithaca Energy Plc	QatarEnergy LNG NFE (5)
Current assets	5,730	1,533	980
- of which cash and cash equivalent	6	595	154
Non-current assets	15,401	20,705	6,194	2,863
Total assets	21,131	22,238	7,174	2,863
Current liabilities	4,857	2,316	1,242	151
- of which current financial liabilities		199	62
Non-current liabilities	6,373	19,446	3,758	70
- of which non-current financial liabilities	5,995	5,067	1,243
Total liabilities	11,230	21,762	5,000	221
Net equity	9,901	476	2,174	2,642
Eni’s share of the investment (%)	20.00	63.04	35.92	25.00
Goodwill, Group capital gains and perpetual subordinated bonds		(300)	(295)
Book value of the investment	1,980		486	661

Revenues and other income	23,417	7,164	2,607
Operating expense	(21,341)	(1,409)	(815)	(12)
Other operating income (expense)	(831)
Depreciation, amortization and impairments	(755)	(1,888)	(824)
Operating profit (loss)	490	3,867	968	(12)
Finance income (expense)	(381)	73	(226)	(2)
Income (expense) from investments
Profit (loss) before income taxes	109	3,940	742	(14)
Income taxes	7	(3,061)	(809)	4
Profit (loss)	116	879	(67)	(10)
Other comprehensive income (loss)	(1,308)	80	(128)	(310)
Total other comprehensive income (loss)	(1,192)	959	(195)	(320)
Profit (loss) attributable to Eni	23	602	(15)	(3)

Dividends received from the associate	56	653	161

	2024
(€ million)	Abu Dhabi Oil Refining Company (TAKREER)	Vår Energi ASA	Ithaca Energy Plc	QatarEnergy LNG NFE (5)
Current assets	6,719	1,219	946
- of which cash and cash equivalent	47	268	170
Non-current assets	18,130	19,822	7,036	2,658
Total assets	24,849	21,041	7,982	2,658
Current liabilities	3,835	1,825	1,320	60
- of which current financial liabilities		68	31
Non-current liabilities	9,640	18,415	3,775	67
- of which non-current financial liabilities	6,543	5,795	994
Total liabilities	13,475	20,240	5,095	127
Net equity	11,374	801	2,887	2,531
Eni’s share of the investment (%)	20.00	63.04	37.17	25.00
Goodwill, Group capital gains and perpetual subordinated bonds		(505)	(348)
Book value of the investment	2,275		725	633

Revenues and other income	12,879	6,884	703
Operating expense	(11,985)	(1,375)	(134)	(6)
Other operating income (expense)	(386)
Depreciation, amortization and impairments	(338)	(1,884)	(367)
Operating profit (loss)	170	3,625	202	(6)
Finance income (expense)	(332)	(455)	(66)	1
Profit (loss) before income taxes	(162)	3,170	136	(5)
Income taxes		(2,759)	(118)	1
Profit (loss)	(162)	411	18	(4)
Other comprehensive income (loss)	708	(125)	100	138
Total other comprehensive income (loss)	546	286	118	134
Profit (loss) attributable to Eni	(32)	259	7	(1)

Dividends received from the associate	269	627	69

The results for the year and the comprehensive income of the significant associates are shown below:

	2025
(€ million)	ADNOC Global Trading Ltd	Coral FLNG SA
Profit (loss)	481	(84)
Other comprehensive income (loss)	(106)	(104)
Total other comprehensive income (loss)	375	(188)

	2024
(€ million)	ADNOC Global Trading Ltd	Coral FLNG SA
Profit (loss)	563	(33)
Other comprehensive income (loss)	48	57
Total other comprehensive income (loss)	611	24